Additional paid-in capital (Details Narrative) - USD ($)																	12 Months Ended
	Dec. 12, 2024	Dec. 05, 2024	Feb. 22, 2024	Jan. 23, 2024	Jan. 17, 2024	Oct. 19, 2023	Jun. 30, 2023	Mar. 09, 2023	Feb. 21, 2023	Jan. 25, 2023	Nov. 25, 2022	Nov. 07, 2022	Jul. 07, 2022	Apr. 27, 2022	Mar. 18, 2022	Oct. 04, 2021	Dec. 31, 2024	Dec. 31, 2023	Jul. 07, 2023	Dec. 31, 2022	Dec. 15, 2024
Cancelled stock options									25,000,000												2,000,000
Exercisable									$ 0.05												$ 0.045
Share-based compensation expense																	$ 1,710,500	$ 2,867,049		$ 5,770,180
Related to the grant of options																	86,869	826,640		4,004,906
related to vesting of stock options																	1,623,631	2,040,409		1,765,274
Modification of terms cost																	$ 534,642	$ 1,281,158		$ 58,967
Options shares																	78,200,000	161,200,000		5,300,000
Weighted average fair value for options granted and modified																	$ 0.01	$ 0.03		$ 0.03
Share-based comensation expense																	$ 9,820,940
Line of credit borrowing limit																	15,300,000
Interest expense																	$ (12,424,430)	$ (2,521,543)		$ (6,350,401)
Redomicile Merger [Member]
Stock options exchanged for warrants												5,200,501,500
Minimum [Member]
Line of credit borrowing limit		$ 4,000,000
Maximum [Member]
Line of credit borrowing limit		$ 5,000,000
KWC [Member]
Issued warrants		300,000,000
Issued ordinary shares		300,000,000
Share price		$ 0.01
Fair value of warrant		$ 2,799,984
Modification Of Terms Of Warrant [Member]
Warrants																	5,200,001,500
Share-based comensation expense																	$ 7,682,507
Interest expense		$ 5,126,634
Warrant [Member]
Share-based comensation expense																	$ 2,138,433
Weighted average fair value																	$ 0.00	$ 0		$ 0.03
Number Of Advisors And Independent Contractors [Member]
Granted shares	10,000,000				50,000,000				3,000,000	20,500,000	5,300,000
Price of per share	$ 0.012								$ 0.05	$ 0.015
Fair value of the options granted	$ 86,869								$ 138,435		$ 58,967
Share-based compensation expense										$ 214,264
Options previously granted to number of advisors									80,000,000
Number Of Directors Employees And Independent Contractors [Member]
Granted shares					78,200,000
Fair value of options					$ 920,175
Related to stock options time-based vesting					534,642												$ 534,642
Related to stock options performance vesting					$ 385,533
Remaining fair value																	385,533
Fourteen Employees Contractors [Member]
Granted shares							117,270,000
Related to stock options performance vesting																	901,082	$ 688,205
Price of per share							$ 0.05
Fair value of the options granted							$ 2,038,246
Employees and contractors descriptions							until June 30, 2028 to 14 employees and contractors (note 8). 3,600,000 options fully vested at grant, the remaining 113,670,000 options will vest according to performance or time-based conditions. As at December 31, 2024, 19,934,000 options have vested to date. The fair value of the options granted totaled $3,627,533, of which $2,699,538 related to stock options that have time-based vesting conditions and $927,995 related to stock options that have performance vesting conditions.
Number Of Advisors Employees Independent Contractors [Member]
Granted shares							108,200,000
Related to stock options performance vesting																	$ 0	$ 388,219
Fair value of the options granted							$ 174,298
Employees and contractors descriptions							The fair value of the option modification totaled $562,517, of which $441,234 related to stock options that have time-based vesting conditions and $121,283 related to stock options that have performance vesting conditions.
KP Loan [Member]
Granted shares						32,500,000
Price of per share						$ 0.03
Employees and contractors descriptions						Included in the 32,500,000 modified options above were 10,000,000 stock options which were fully vested at October 19, 2023, resulting in the Company recognizing additional compensation expense of $654,385.
Number Of Advisors Independent Contractors [Member]
Granted shares															70,000,000
Individual Counterparty [Member]
Granted shares															2,500,000	1,000,000
Options shares																				1,000,000
Options performance conditions and cancelling remaining																1,500,000
Related to options amount																				$ 59,639
Contractors [Member]
Granted shares														30,000,000
Price of per share														$ 0.05
Employees and contractors descriptions															Effective March 18, 2022, the Company cancelled 20,000,000 stock options exercisable at $0.015, 10,000,000 stock options exercisable at $0.035 and 28,500,000 exercisable at $0.05 related to the termination of certain contractors.
CEO [Member]
Granted shares																			115,500,000
Price of per share													$ 0.05
Fair value of the options granted																			$ 4,004,906
Chief Executive Officer [Member] | Modification Of Terms Of Warrant [Member]
Warrants		115,500,000		120,000,000
Share-based comensation expense				$ 616,373
Interest expense		$ 84,676
CEO And VP [Member] | Modification Of Terms Of Warrant [Member]
Warrants		4,910,001,500	4,913,001,500
Share-based comensation expense			$ 1,700,680
Warrant price		$ 0.002	$ 0.002
Vice President [Member]
Issued warrants		200,000,000
Issued ordinary shares		200,000,000
Share price		$ 0.01
Fair value of warrant		$ 1,866,656
Vice President [Member] | Modification Of Terms Of Warrant [Member]
Warrants		40,000,000
Interest expense		$ 29,325
Four Individuals [Member]
Warrant price								$ 0.002
Issued ordinary shares								12,000,000
Warrants								$ 24,000